UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29,2000
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	January 25, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	14

Form 13F Information Table Value Total:	$174,769(in 1000's)


List of Other Included Managers:  NONE







FORM 13F INFORMATION TABLE







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 Name of Issuer
Title of Class
CUSIP
Value
(x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers


Amer. Express
COM
25816109
6212

113,070
Sole
None
113,070

Conseco
COM
17275R102
2967

225,000
Sole
None
225,000

Earthshell Corp
COM
27032B100
363

283,367
Sole
None
283,367

Fed Home Loan Mtg
COM
313400301
6279

91,160
Sole
None
91,160

General Elec Co
COM
369604103
8514

177,600
Sole
None
177,600

Global Crossing LTD
COM
G3921A100
6573

440,000
Sole
None
440,000

Intel Corp
COM
458140100
17913

595,852
Sole
None
595,852

JDS Uniphase
COM
46612J101
18519

444,224
Sole
None
444,224

Merck & Co
COM
589331107
15341

163,860
Sole
None
163,860

Microsoft Corp
COM
594918104
10018

230,972
Sole
None
230,972

Pfizer Inc
COM
717081103
10793

234,625
Sole
None
234,625

Schwab (Charles) Corp
PUT
808513955
300

4,000
Sole
None
0

Schwab (Charles) Corp
COM
808513105
35418

1,248,202
Sole
None
1,248,202

Weyerhaeuser Co
COM
962166104
35560

700,695
Sole
None
700,695



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